Subsequent Events	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Subsequent Event [Line Items]
Subsequent Events
21. Subsequent Events
eOne IP Credit Facility.
In July 2024, certain subsidiaries of the Company entered into a senior secured amortizing term credit facility (the “eOne IP Credit Facility”) based on and secured by the Company’s intellectual property rights primarily associated with certain titles acquired as part of the eOne acquisition. The maximum principal amount of the eOne IP Credit Facility is $340.0 million, subject to the amount of collateral available, which is based on the valuation of unsold rights from the libraries. The Company borrowed $340.0 million under the eOne IP Credit Facility. The cash flows generated from the rights will be applied to repay the eOne IP Credit Facility subject to quarterly required principal payments of $8.5 million, beginning November 14, 2024, with the balance payable at maturity. Advances under the eOne IP Credit Facility bear interest at a rate equal to Term SOFR plus 2.25% per annum. The eOne IP Credit Facility matures on July 3, 2029.
LG IP Credit Facility
.
In September 2024, certain subsidiaries of the Company entered into a senior secured amortizing term credit facility (the “LG IP Credit Facility”) based on and secured by the Company’s intellectual property rights primarily associated with certain titles. The maximum principal amount of the LG IP Credit Facility is $455.0 million, subject to the amount of collateral available, which is based on the valuation of unsold rights from the libraries. The Company borrowed $455.0 million under the LG IP Credit Facility. The cash flows generated from the rights will be applied to repay the LG IP Credit Facility subject to quarterly required principal payments of $11.375 million, beginning February 14,
2025
, with the balance payable at maturity. Advances under the LG IP Credit Facility bear interest at a rate equal to Term SOFR plus 2.25% per annum. The LG IP Credit Facility matures on September 30, 2029.

The Company used the proceeds from the LG IP Credit Facility to prepay $355.1 million principal amount of the LGTV Term Loan B, together with accrued and unpaid interest thereon.

21. Subsequent Events
Lionsgate Senior Notes Exchange.
On May 8, 2024, an indirect, wholly-owned subsidiary of Lionsgate issued $389.9 million aggregate principal amount of new 5.500% senior notes due 2029 (the “New 5.500% Senior Notes”). The New 5.500% Senior Notes were exchanged by Lionsgate for $389.9 million of the existing 5.500% Senior Notes. The New 5.500% Senior Notes initially bear interest at 5.500% annually and mature April 15, 2029, with the interest rate increasing to 6.000% and the maturity date extending to April 15, 2030 effective upon completion of the separation of the Starz Business from the Studio Business. Lionsgate may redeem the New 5.500% Senior Notes, in whole at any time, or in part from time to time, prior to or on and after the Separation Closing Date, as defined in the indenture to the New 5.500% Senior Notes, at certain specified redemption prices set forth in the indenture to the New 5.500% Senior Notes, plus accrued and unpaid interest, if any, to, but not including, the redemption date.
The Studio Business remains a guarantor under the New 5.500% Senior Notes indenture agreement. Upon completion of the separation of the Starz Business from the Studio Business, the New 5.500% Senior Notes will become obligations of the Studio Business and will be reflected in the Studio Business’s combined financial statements.
Business Combination Agreement.
On May 13, 2024, Lionsgate consummated the Business Combination referred to in Note 1. In connection with the closing of the Business Combination, SEAC II Corp. changed its name to “Lionsgate Studios Corp.” (referred to as “Lionsgate Studios”). Lionsgate Studios continued the existing business operations of the Company. Lionsgate Studios became a separate publicly traded company and its common shares commenced trading on Nasdaq under the symbol “LION” on May 14, 2024.
In connection with the Business Combination, Lionsgate and StudioCo entered into a separation agreement pursuant to which (i) the assets and liabilities of the Lionsgate’s Studio Business (including certain subsidiaries of the Lionsgate engaged in the Studio Business) were separated from the assets and liabilities of Lionsgate’s Starz Business (meaning substantially all of the assets and liabilities constituting the Media Networks segment of Lionsgate, and including certain subsidiaries of Lionsgate engaged in Lionsgate’s Starz Business) and transferred to StudioCo such that StudioCo holds, directly or indirectly, all of the assets and liabilities of the Studio Business, and (ii) all of Lionsgate’s equity interests in StudioCo were transferred to Studio HoldCo.
As a result, approximately 87.8% of the total shares of Lionsgate Studios continue to be held by Lionsgate, while former SEAC public shareholders and founders and common equity financing investors own approximately 12.2% of Lionsgate Studios. In addition to establishing the Studio Business as a standalone publicly-traded entity, the transaction resulted in approximately $330.0 million of gross proceeds to Lionsgate, including $254.3 million in private investments in public equities (“PIPE”) financing, which amount excludes an aggregate of approximately $20.0 million that remains due from a PIPE investor that subscribed for common shares and which shares, are pending issuance subject to receipt of such amount. The net proceeds will be used to pay down amounts outstanding under the Term Loan A and Term Loan B pursuant to the Credit Agreement.
The Business Combination was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, SEAC was treated as the acquired company and the Studio Business was treated as the acquirer for financial reporting purposes. Accordingly, for accounting purposes, the financial statements of Lionsgate Studios will represent a continuation of the financial statements of the Studio Business, with the Business Combination treated as the equivalent of the Studio Business issuing stock for the historical net assets of SEAC, substantially consisting of cash held in the trust account, accompanied by a recapitalization of the Studio Business. The Studio Business will continue to be a consolidated subsidiary of Lionsgate. See Note 1.

Starz Business of Lions Gate Entertainment Corp
Subsequent Event [Line Items]
Subsequent Events	15. Subsequent Events The Starz Business has evaluated subsequent events through October 1 5 , 2024, the date which the condensed combined financial statements were issued.
18. Subsequent Events
The Starz Business has evaluated subsequent events through October 1
5
, 2024, the date which the combined financial statements were issued.
5.5% Senior Notes Exchange.
On May 8, 2024, the Starz Business issued $389.9 million aggregate principal amount of senior notes due 2029 (the “Exchange Notes”) in exchange for an equivalent amount of the existing
5.5
% Senior Notes. The Exchange Notes initially bear interest at
5.5
% annually and mature April 15, 2029, with
the interest rate increasing to 6.0% and the maturity date extending to April 15, 2030 effective upon completion of the Transactions. Lionsgate may redeem the Exchange Notes, in whole at any time, or in part from time to time, prior to or on and after the Separation Closing Date, as defined in the indenture to the Exchange Notes, at certain specified redemption prices set forth in the indenture to the Exchange Notes, plus accrued and unpaid interest, if any, to, but not including, the redemption date.
Intercompany Revolver.
In May 2024, LGAC International LLC, a Delaware limited liability company and subsidiary of Lionsgate Studios Corp (“LGAC International”) and Lions Gate Capital Holdings 1, Inc., a Delaware corporation and subsidiary of the Starz Business (“LGCH1”) entered into a revolving credit agreement (the “Intercompany Revolver”), pursuant to which LGAC International and LGCH1 agreed to make revolving loans to each other from time to time, provided that the net amount owing by one party to the other at any particular time may not exceed $150.0 million. Amounts advanced by one party will be used to repay existing indebtedness owing to the other party thereunder, if any, such that at no time will amounts be owing in both directions. The net amount owing under the Intercompany Revolver, at any time, shall bear interest on the outstanding principal amount at a rate equal to adjusted term SOFR plus 1.75%. The Intercompany Revolver will, among other things, terminate in connection with a full separation of the entities.
Lionsgate Revolving Credit Facility.
In May 2024, Lionsgate consummated a series of transactions, by which the LG Studios Business became a separate publicly traded company, Lionsgate Studios Corp. (“Lionsgate Studios”) (the “Studio Separation”). Following the Studio Separation,
$150.0 million of Lionsgate’s revolving credit facility, which provides for borrowings and letters of credit up to an aggregate of $1.25 billion, became available to the Starz Business, (the “Lionsgate Revolving Credit Facility”).